Earnings Per Share (Details Narrative) - shares	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Restricted Stock [Member]
Antidilutive securities excluded from computation of earnings per share amount	1,080,905
Warrants [Member]
Antidilutive securities excluded from computation of earnings per share amount	17,770,190	17,770,190